Supplemental Financial Statement Information - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 7,800	$ 4,700
Disposal Group, Held-for-sale, Not Discontinued Operations | Innovations Group
Property, Plant and Equipment [Line Items]
Property, plant and equipment, net	$ 4,602